Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Total	Preferred Shares	Common Shares	Add'l Paid in Capital (Deficit)	Accumulated Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance, shares (in shares) at Dec. 31, 2023			29,200,000	101,158,891
Beginning balance at Dec. 31, 2023		$ 2,936,998	$ 730,000	$ 1,012	$ (308,114)	$ 2,428,531	$ 85,569
Net income (loss)		125,543				125,543
Other comprehensive income (loss)		23,518					23,518
Contributed capital from Parent for executive compensation		820			820
Distributions to Parent	[1]	(913)				(913)
Dividend to Parent		(200,000)				(200,000)
Preferred shares dividend declared		(13,028)				(13,028)
Ending balance, shares (in shares) at Mar. 31, 2024			29,200,000	101,158,891
Ending balance at Mar. 31, 2024		2,872,938	$ 730,000	$ 1,012	(307,294)	2,340,133	109,087
Net income (loss)		77,436				77,436
Other comprehensive income (loss)		570					570
Contributed capital from Parent for executive compensation		820			820
Distributions to Parent	[1]	(3,992)				(3,992)
Preferred shares dividend declared		(13,028)				(13,028)
Ending balance, shares (in shares) at Jun. 30, 2024			29,200,000	101,158,891
Ending balance at Jun. 30, 2024		2,934,744	$ 730,000	$ 1,012	(306,474)	2,400,549	109,657
Net income (loss)		150,653				150,653
Other comprehensive income (loss)		(53,016)					(53,016)
Contributed capital from Parent for executive compensation		820			820
Distributions to Parent	[1]	(79)				(79)
Dividend to Parent		(200,000)				(200,000)
Preferred shares dividend declared		(13,028)				(13,028)
Ending balance, shares (in shares) at Sep. 30, 2024			29,200,000	101,158,891
Ending balance at Sep. 30, 2024		2,820,094	$ 730,000	$ 1,012	(305,654)	2,338,095	56,641
Beginning balance, shares (in shares) at Dec. 31, 2024			29,200,000	101,158,891
Beginning balance at Dec. 31, 2024		2,809,153	$ 730,000	$ 1,012	(304,274)	2,289,072	93,343
Preferred shares issued (in shares)			6,000,000
Preferred shares issued		144,560	$ 150,000		(5,440)
Net income (loss)		144,773				144,773
Other comprehensive income (loss)		(23,846)					(23,846)
Contributed capital from Parent for executive compensation		960			960
Adjustment related to Treasury shares		0			1,203,220	(1,203,220)
Distributions to Parent		(516,306)			(5,668)	(510,638)
Dividend to Parent		(150,000)				(150,000)
Preferred shares dividend declared		(14,267)				(14,267)
Ending balance, shares (in shares) at Mar. 31, 2025			35,200,000	101,158,891
Ending balance at Mar. 31, 2025		2,395,027	$ 880,000	$ 1,012	888,798	555,720	69,497
Preferred shares issued		(296)			(296)
Net income (loss)		125,724				125,724
Other comprehensive income (loss)		(16,141)					(16,141)
Contributed capital from Parent for executive compensation		960			960
Distributions to Parent	[1]	(4,644)				(4,644)
Preferred shares dividend declared		(15,888)				(15,888)
Ending balance, shares (in shares) at Jun. 30, 2025			35,200,000	101,158,891
Ending balance at Jun. 30, 2025		2,484,742	$ 880,000	$ 1,012	889,462	660,912	53,356
Net income (loss)		117,329				117,329
Other comprehensive income (loss)		(10,273)					(10,273)
Contributed capital from Parent for executive compensation		2,990			2,990
Distributions to Parent	[1]	15				15
Preferred shares dividend declared		(15,888)				(15,888)
Ending balance, shares (in shares) at Sep. 30, 2025			35,200,000	101,158,891
Ending balance at Sep. 30, 2025		$ 2,578,915	$ 880,000	$ 1,012	$ 892,452	$ 762,368	$ 43,083

[1]	(1) Represents expenses paid on behalf of Parent